Servicer's Certificate
for the Collection Period November 01, 2011 through November 30, 2011 for Payment Date of December 15, 2011
Toyota Auto Receivables 2010-A Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

Collection Period	30	30/360 Days	30
Interest Accrual Period	30	Actual/360 Days	30

	Initial Principal	Final	Beginning	Beginning	Principal	Prior	Principal	Current	Ending	Ending
Class	Balance	Scheduled	Principal	Principal	Distributable	Principal	Distribution	Principal	Principal	Principal
		Payment Date	Balance	Factor	Amount	Carryover	Amount	Carryover	Balance	Factor
A-1	$475,000,000.00	5/16/11	$0.00	0.0000000	$0.00	$0.00	$0.00	$0.00	$0.00	0.0000000
A-2	$275,000,000.00	5/15/12	$0.00	0.0000000	$0.00	$0.00	$0.00	$0.00	$0.00	0.0000000
A-3	$444,000,000.00	12/16/13	$329,105,272.14	0.7412281	$29,746,732.91	$0.00	$29,746,732.91	$0.00	$299,358,539.23	0.6742309
A-4	$56,000,000.00	5/16/16	$56,000,000.00	1.0000000	$0.00	$0.00	$0.00	$0.00	$56,000,000.00	1.0000000
Total	$1,250,000,000.00		$385,105,272.14		$29,746,732.91	$0.00	$29,746,732.91	$0.00	$355,358,539.23	0.2842868

		Interest	Prior	Interest	Current	Total
Class	Interest Rate	Distributable	Interest	Distribution	Interest	Principal &
		Amount	Carryover	Amount	Carryover	Interest Distribution
A-1	0.36148%	$0.00	$0.00	$0.00	$0.00	$0.00
A-2	0.75000%	$0.00	$0.00	$0.00	$0.00	$0.00
A-3	1.27000%	$348,303.08	$0.00	$348,303.08	$0.00	$30,095,035.99
A-4	1.86000%	$86,800.00	$0.00	$86,800.00	$0.00	$86,800.00
Total		$435,103.08	$0.00	$435,103.08	$0.00	$30,181,835.99

Credit Enhancement

Reserve Account		Overcollateralization

Initial Deposit Amount	$3,324,469.09	Aggregate Pool Balance	$445,784,102.70
Specified Reserve Account Amount	$3,324,469.09	Total Note Balance:	$355,358,539.23
Beginning Balance	$3,324,469.09	Overcollateralization Amount:	$90,425,563.47
Withdrawals	$0.00	Target Overcollateralization Amount:	$90,425,563.47
Amount Available for Deposit	$31,209,491.92
Amount Deposited to the Reserve Account	$0.00
Reserve Account Balance Prior to Release	$3,324,469.09
Reserve Account Required Amount	$3,324,469.09
Reserve Account Release to Seller	$0.00
Ending Reserve Account Balance	$3,324,469.09

Servicer's Certificate
for the Collection Period November 01, 2011 through November 30, 2011 for Payment Date of December 15, 2011
Toyota Auto Receivables 2010-A Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

Collection Period	30	30/360 Days	30
Interest Accrual Period	30	Actual/360 Days	30

Liquidations of Charge-offs and Repossessions
			Amount
Liquidated Contracts	34	vehicles
Gross Principal of Liquidated Receivables			$363,218.20
Principal of Repurchased Contracts, previously charged-off			$0.00
Net Liquidation Proceeds Received During the Collection Period			$(90,206.30)
Recoveries on Previously Liquidated Contracts			$(301,637.20)
Net Credit Losses for the Collection Period			$(28,625.30)
Cumulative Credit Losses for all Periods	758	vehicles	$3,865,962.49
Repossessed in Current Period	23	vehicles

Delinquent and Repossessed Contracts

	Percentage of Current		Percentage of Current
	Month Number		Month Receivables
	Of Contracts	Units	Pool Balance	Balance
30-59 Days Delinquent	1.06%	588	1.20%	$5,361,781.59
60-89 Days Delinquent	0.22%	122	0.25%	$1,105,308.54
90-119 Days Delinquent	0.09%	48	0.12%	$525,292.69
120 or More Days Delinquent	0.00%	0	0.00%	$0.00
Total Delinquencies		758		$6,992,382.82

Repossessed Vehicle Inventory		27
* Included with Delinquencies Above

Pool Data

	Original	Prior Month	Current Month
Receivables Pool Balance	$1,329,787,698.16	$475,530,835.61	$445,784,102.70
Number of Contracts	105,045	57,656	55,644
Weighted Average APR	5.82%	5.79%	5.79%
Weighted Average Remaining Term (Months)	40.46	27.43	26.76

Servicer's Certificate
for the Collection Period November 01, 2011 through November 30, 2011 for Payment Date of December 15, 2011
Toyota Auto Receivables 2010-A Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

Collection Period	30	30/360 Days	30
Interest Accrual Period	30	Actual/360 Days	30

Collections

Amount
Principal Payments Received	$21,596,142.77
Prepayments in Full	$7,775,805.47
Interest Payments Received	$2,265,501.95
Aggregate Net Liquidation Proceeds	$391,843.50
Interest on Repurchased Contracts	$10.54
Total Collections	$32,029,304.23
Principal of Repurchased Contracts	$11,566.47
Principal of Repurchased Contracts, prev charged-off	$0.00
Adjustment on Repurchased Contracts	$0.00
Total Repurchased Amount	$11,566.47

Distributions

	Calculated Amount	Amount Paid	Shortfall
Servicing Fee	$396,275.70	$396,275.70	$0.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00
Interest - Class A-2 Notes	$0.00	$0.00	$0.00
Interest - Class A-3 Notes	$348,303.08	$348,303.08	$0.00
Interest - Class A-4 Notes	$86,800.00	$86,800.00	$0.00
Priority Principal Payment	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Payment	$29,746,732.91	$29,746,732.91	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00
Excess Amounts to Depositor	$1,462,759.01	$1,462,759.01	N/A

Noteholder Distributions

	Interest	Per $1000 of	Principal	Per $1000 of	Amount	Per $1000 of
	Distributed	Original Balance	Distributed	Original Balance	Distributed	Original Balance

Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$348,303.08	$0.78	$29,746,732.91	$67.00	$30,095,035.99	$67.78
Class A-4 Notes	$86,800.00	$1.55	$0.00	$0.00	$86,800.00	$1.55

Servicer's Certificate
for the Collection Period November 01, 2011 through November 30, 2011 for Payment Date of December 15, 2011
Toyota Auto Receivables 2010-A Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

I hereby certify to the best of my knowledge that
the report provided is true and correct.

/s/ Wei Shi
Wei Shi
Vice President, Head of Treasury & Planning